Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

Note 8 — LEASE

The Group leases office space, warehouse and pharmacy from third parties.

The Group does not have any finance lease for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Right-of-use assets	3,818,363	4,236,029	605,744
Less: impairment	3,818,363	4,236,029	605,744
Right-of-use assets, net	—	—	—

LIABILITIES
Operating lease liabilities – current	1,388,863	1,545,002	220,932
Operating lease liabilities – non-current	1,672,218	1,294,510	185,112

As of December 31, 2024 and 2025, the operating lease’s weighted average remaining lease term was 2.24 years and 1.97 years, respectively. As of December 31, 2024 and 2025, and weighted average discount rate was 5.02% and 3.68% per annum, respectively.

The following table presents movement of impairment of operating lease right-of-use assets:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	5,197,770	3,877,501	3,818,363	546,018
Accrual	1,063,104	2,200,752	2,035,277	291,041
Write off	(2,383,373)	(2,259,890)	(1,617,611)	(231,315)
Balance at the end of the year	3,877,501	3,818,363	4,236,029	605,744

Cash flow information related to leases consists of the following:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	1,360,684	1,181,260	1,603,603	229,312

The minimum future lease payments as of December 31, 2025 are as follows:

	Operating leases
	RMB	US$
For the years ending December 31,
2026	1,625,117	232,389
2027	1,175,328	168,070
2028	148,114	21,180
Total future lease payments	2,948,559	421,639
Less: Imputed interest	109,047	15,595
Total lease liability balance	2,839,512	406,044